Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2017	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥18,835	¥—	¥18,835	¥(15,053)	¥(726)	¥3,056
Receivables under resale agreements	11,044	(2,856)	8,188	(7,461)	(11)	716
Receivables under securities borrowing transactions	11,003	—	11,003	(10,880)	(9)	114

Total	¥40,882	¥(2,856)	¥38,026	¥(33,394)	¥(746)	¥3,886

Financial liabilities:
Derivative liabilities	¥18,562	¥—	¥18,562	¥(15,063)	¥(1,229)	¥2,270
Payables under repurchase agreements	20,549	(2,856)	17,693	(17,489)	(11)	193
Payables under securities lending transactions	5,549	—	5,549	(5,526)	(8)	15
Obligations to return securities received as collateral	3,516	—	3,516	(492)	—	3,024

Total	¥48,176	¥(2,856)	¥45,320	¥(38,570)	¥(1,248)	¥5,502

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
At March 31, 2018				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,585	¥—	¥12,585	¥(9,664)	¥(832)	¥2,089
Receivables under resale agreements	8,825	(3,099)	5,726	(5,171)	(17)	538
Receivables under securities borrowing transactions	9,305	(36)	9,269	(9,208)	(1)	60

Total	¥30,715	¥(3,135)	¥27,580	¥(24,043)	¥(850)	¥2,687

Financial liabilities:
Derivative liabilities	¥11,877	¥—	¥11,877	¥(9,631)	¥(1,126)	¥1,120
Payables under repurchase agreements	21,169	(3,034)	18,135	(17,890)	(31)	214
Payables under securities lending transactions	8,206	(36)	8,170	(8,139)	(12)	19
Obligations to return securities received as collateral	3,177	—	3,177	(1,072)	—	2,105

Total	¥44,429	¥(3,070)	¥41,359	¥(36,732)	¥(1,169)	¥3,458